Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits Received (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)
Deposits, beginning of period	€ 31	€ 63
Movement in deposits during the period	(3)	(32)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	0
Deposits, end of period	€ 28	€ 31